Senior Debt Portfolio

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 115.9%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.6%
Aernnova Aerospace S.A.U.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	1,071	$1,006,517
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	4,179	3,925,415
AI Convoy (Luxembourg) S.a.r.l.
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing January 17, 2027	EUR	3,300	3,766,974
Term Loan, 4.65%, (6 mo. USD LIBOR + 3.50%), Maturing January 17, 2027		5,287	5,147,973
Dynasty Acquisition Co., Inc.
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		10,852	8,766,124
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		20,179	16,299,818
IAP Worldwide Services, Inc.
Revolving Loan, 1.37%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(2)		944	906,951
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), Maturing July 18, 2021(3)		1,227	952,665
TransDigm, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		30,636	28,787,890
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		52,095	48,860,523
WP CPP Holdings, LLC
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing April 30, 2025(4)		29,839	25,661,423

			$144,082,273

Air Transport — 0.2%
JetBlue Airways Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 12, 2024		3,625	$3,586,031
Mileage Plus Holdings, LLC
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 25, 2027		6,925	6,928,366

			$10,514,397

Automotive — 2.9%
Adient US, LLC
Term Loan, 4.49%, (USD LIBOR + 4.25%), Maturing May 6, 2024(4)		2,995	$2,961,682
American Axle and Manufacturing, Inc.
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024		19,982	19,495,126
Autokiniton US Holdings, Inc.
Term Loan, 6.54%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		9,727	9,288,808
Bright Bidco B.V.
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024		20,229	7,965,299
Chassix, Inc.
Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing November 15, 2023		7,118	5,391,506

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Clarios Global, L.P.
Term Loan, 3.67%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		27,945	$27,365,032
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing April 30, 2026	EUR	500	573,367
CS Intermediate Holdco 2, LLC
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), Maturing November 2, 2023		3,970	3,344,485
Dayco Products, LLC
Term Loan, 4.61%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,732	7,430,048
Garrett LX III S.a.r.l.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing September 27, 2025	EUR	4,953	5,520,717
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		6,883	6,608,000
IAA, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		7,208	7,099,757
Tenneco, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		36,777	32,057,353
Thor Industries, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		9,047	8,939,271
TI Group Automotive Systems, LLC
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing June 30, 2022		9,693	9,475,013
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	6,620	7,563,949
Visteon Corporation
Term Loan, 1.94%, (USD LIBOR + 1.75%), Maturing March 25, 2024(4)		2,500	2,414,583

			$163,493,996

Beverage and Tobacco — 0.1%
Arterra Wines Canada, Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 15, 2023		4,742	$4,697,285

			$4,697,285

Brokerage/Securities Dealers/Investment Houses — 0.5%
Advisor Group, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		12,889	$12,195,972
Clipper Acquisitions Corp.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		12,114	11,932,659
OZ Management L.P.
Term Loan, 4.94%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		249	248,116
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 30, 2023		3,800	3,572,000

			$27,948,747

Building and Development — 3.5%
ACProducts, Inc.
Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing August 18, 2025		4,348	$4,317,766
Advanced Drainage Systems, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		3,339	3,309,669

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
American Builders & Contractors Supply Co., Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027		23,592	$22,976,110
APi Group DE, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026		16,219	15,954,949
Brookfield Property REIT, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		4,234	3,536,614
Core & Main L.P.
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing August 1, 2024(4)		18,236	17,780,021
CPG International, Inc.
Term Loan, 4.75%, (12 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 5, 2024		8,656	8,630,883
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025		37,475	35,987,607
LSF11 Skyscraper Holdco S.a.r.l.
Term Loan, Maturing July 10, 2027(5)	EUR	8,975	10,453,171
NCI Building Systems, Inc.
Term Loan, 3.93%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		10,269	10,110,584
Quikrete Holdings, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		12,537	12,157,475
RE/MAX International, Inc.
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023		16,161	15,837,851
Realogy Group, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing February 8, 2025		8,044	7,642,134
Werner FinCo L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024		13,301	12,835,466
WireCo WorldGroup, Inc.
Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		8,314	7,085,033
Term Loan - Second Lien, 10.07%, (6 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		8,525	6,521,625

			$195,136,958

Business Equipment and Services — 8.7%
Adtalem Global Education, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		6,199	$5,966,056
Airbnb, Inc.
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025		7,500	7,950,000
AlixPartners, LLP
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing April 4, 2024		21,807	21,381,500
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	9,307	10,757,844
Allied Universal Holdco, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		5,925	5,860,119
Amentum Government Services Holdings, LLC
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing February 1, 2027		11,075	11,040,391
AppLovin Corporation
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		34,251	34,032,434
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing August 15, 2025		6,110	6,071,502

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
ASGN Incorporated
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025	3,433	$3,380,017
Belfor Holdings, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	6,732	6,715,170
BidFair MergeRight, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027	7,692	7,374,633
Bracket Intermediate Holding Corp.
Term Loan, 4.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	9,541	9,028,016
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 21, 2024	10,593	9,722,944
Camelot U.S. Acquisition 1 Co.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing October 30, 2026	11,998	11,783,251
Cardtronics USA, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 25, 2027	5,200	5,191,332
CCC Information Services, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 29, 2024	7,489	7,425,846
Ceridian HCM Holding, Inc.
Term Loan, 2.61%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	23,333	22,730,006
CM Acquisition Co.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing July 26, 2023	2,028	1,939,548
Deerfield Dakota Holding, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027	4,025	3,975,106
EAB Global, Inc.
Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(4)	13,221	12,741,438
EIG Investors Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023	31,493	31,276,496
Garda World Security Corporation
Term Loan, 4.93%, (1 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	8,983	8,921,619
IG Investment Holdings, LLC
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025	29,947	28,612,265
Illuminate Buyer, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 4.00%), Maturing June 16, 2027	7,250	7,186,562
IRI Holdings, Inc.
Term Loan, 4.61%, (3 mo. USD LIBOR + 4.25%), Maturing December 1, 2025	25,110	24,513,478
Term Loan, Maturing July 24, 2027(5)	7,700	7,392,000
Iron Mountain, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	9,262	8,937,649
KAR Auction Services, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026	5,328	5,161,954
KUEHG Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025	27,493	24,044,758
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), Maturing August 18, 2025	4,075	3,307,543

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
LGC Group Holdings, Ltd.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing January 22, 2027	EUR	3,025	$3,471,250
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.67%, (1 mo. USD LIBOR + 3.50%), Maturing April 21, 2027		3,600	3,487,500
Monitronics International, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		15,359	11,903,522
Outfront Media Capital, LLC
Term Loan, 1.92%, (1 mo. USD LIBOR + 1.75%), Maturing November 18, 2026		3,314	3,165,722
PGX Holdings, Inc.
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing September 29, 2023		12,241	7,895,580
Pre-Paid Legal Services, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		8,923	8,654,876
Prime Security Services Borrower, LLC
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing September 23, 2026(4)		1,496	1,473,476
Rockwood Service Corporation
Term Loan, 4.56%, (3 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		5,062	5,024,345
Sabre GLBL, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		6,588	6,050,986
Speedster Bidco GmbH
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 31, 2027	EUR	2,550	2,844,667
Spin Holdco, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		34,431	33,533,482
Vestcom Parent Holdings, Inc.
Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		4,417	4,218,607
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022		11,248	10,825,780
West Corporation
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing October 10, 2024		4,974	4,349,739
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024		5,003	4,414,363
Zephyr Bidco Limited
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 23, 2025	EUR	5,025	5,702,163
Term Loan, 4.32%, (1 mo. GBP LIBOR + 4.25%), Maturing July 23, 2025	GBP	8,725	10,841,818

			$482,279,353

Cable and Satellite Television — 4.6%
Altice France S.A.
Term Loan, 3.86%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		10,835	$10,624,589
Term Loan, 4.17%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		8,741	8,587,698
Charter Communications Operating, LLC
Term Loan, 1.92%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027		12,211	11,937,050
CSC Holdings, LLC
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		44,668	43,306,832
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		5,780	5,621,205
Mediacom Illinois, LLC
Term Loan, 1.87%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024		3,113	3,105,564

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Numericable Group S.A.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		17,521	$16,877,114
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	6,390	7,219,057
Telenet Financing USD, LLC
Term Loan, 2.17%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028		39,725	38,263,676
Telenet International Finance S.a.r.l.
Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), Maturing April 30, 2029	EUR	8,465	9,780,231
UPC Broadband Holding B.V.
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		8,800	8,558,000
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing April 30, 2029	EUR	3,150	3,629,633
Virgin Media Bristol, LLC
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		41,755	40,652,815
Virgin Media SFA Finance Limited
Term Loan, 3.32%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	9,825	12,434,906
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	13,800	15,841,198
Ziggo B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	15,300	17,489,481

			$253,929,049

Chemicals and Plastics — 5.0%
Aruba Investments, Inc.
Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 7, 2025		9,833	$9,844,828
Axalta Coating Systems US Holdings, Inc.
Term Loan, 2.06%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		22,930	22,435,272
Caldic B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing July 18, 2024	EUR	500	559,526
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing July 18, 2024	EUR	2,266	2,536,299
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	5,727	6,425,769
Element Solutions, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2026		8,068	7,869,206
Emerald Performance Materials, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 1, 2021		2,617	2,610,558
Ferro Corporation
Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,411	3,363,971
Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,638	3,587,892
Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,717	3,665,890
Flint Group GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 21, 2023	EUR	1,209	1,261,243
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing September 21, 2023		1,939	1,696,198
Flint Group US, LLC
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing September 21, 2023		2,902	2,539,687
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing September 21, 2023		11,726	10,260,607
Gemini HDPE, LLC
Term Loan, 2.76%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		12,575	12,276,140

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hexion, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	15,300	$17,177,833
INEOS Enterprises Holdings II Limited
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	2,325	2,667,698
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 28, 2026		2,528	2,481,025
INEOS Finance PLC
Term Loan, 2.50%, (2 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	8,064	9,195,021
Inovyn Finance PLC
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 9, 2027	EUR	9,065	10,334,601
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	1,051	1,210,566
Messer Industries GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 1, 2026	EUR	4,575	5,252,715
Minerals Technologies, Inc.
Term Loan, 3.00%, (USD LIBOR + 2.25%, Floor 0.75%), Maturing February 14, 2024(4)		13,866	13,831,708
Momentive Performance Materials, Inc.
Term Loan, 3.42%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		1,140	1,071,298
PMHC II, Inc.
Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025		14,258	12,493,145
PQ Corporation
Term Loan, 2.51%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		22,369	21,807,593
Term Loan, Maturing February 7, 2027(5)		17,350	17,313,860
Pregis TopCo Corporation
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		6,542	6,427,638
Rohm Holding GmbH
Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing July 31, 2026	EUR	1,900	2,018,958
Term Loan, 5.32%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		3,880	3,361,441
Starfruit Finco B.V.
Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		10,671	10,397,463
Tronox Finance, LLC
Term Loan, 2.97%, (USD LIBOR + 2.75%), Maturing September 23, 2024(4)		25,424	24,770,365
Univar, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		23,481	23,117,364
Venator Materials Corporation
Term Loan, 3.17%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		576	549,917

			$276,413,295

Clothing/Textiles — 0.1%
Samsonite International S.A.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		4,594	$4,313,333

			$4,313,333

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Conglomerates — 0.0%(6)
Penn Engineering & Manufacturing Corp.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 27, 2024		2,001	$1,941,177
SGB-SMIT Management GmbH
Term Loan, 4.50%, (EURIBOR + 4.50%), Maturing July 18, 2024(4)	EUR	44	27,063

			$1,968,240

Containers and Glass Products — 3.1%
Berry Global, Inc.
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		7,749	$7,632,632
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		10,003	9,815,797
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026		2,549	2,482,090
BWAY Holding Company
Term Loan, 3.52%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		11,188	10,475,581
Flex Acquisition Company, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 29, 2023		35,554	34,487,310
Term Loan, 3.55%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		5,141	4,908,637
Libbey Glass, Inc.
DIP Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 2.00% cash, 2.00% PIK, Maturing November 30, 2020		1,567	1,605,687
DIP Loan, 11.69%, (3 mo. USD LIBOR + 11.00%), Maturing January 1, 2021(2)		3,313	3,328,939
Term Loan, 0.00%, Maturing April 9, 2021(7)		12,436	2,300,742
Pelican Products, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025		9,900	9,368,312
Proampac PG Borrower, LLC
Term Loan, 4.37%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing November 20, 2023(4)		8,362	8,142,383
Reynolds Consumer Products, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027		3,516	3,459,781
Reynolds Group Holdings, Inc.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		60,954	59,921,175
Trident TPI Holdings, Inc.
Term Loan, 4.07%, (6 mo. USD LIBOR + 3.00%), Maturing October 17, 2024		15,681	15,372,152

			$173,301,218

Cosmetics/Toiletries — 0.7%
Kronos Acquisition Holdings, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023		36,924	$36,528,103

			$36,528,103

Drugs — 6.4%
Aenova Holding GmbH
Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing March 6, 2025	EUR	2,875	$3,340,042
Akorn, Inc.
DIP Loan, 10.50%, (1 mo. USD LIBOR + 9.50%, Floor 1.00%), Maturing November 17, 2020		1,044	1,057,376
Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 14.75% cash, 0.75% PIK, Maturing April 16, 2021		21,519	20,981,207

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Albany Molecular Research, Inc.
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024(4)		9,408	$9,280,082
Alkermes, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		13,095	12,832,978
Amneal Pharmaceuticals, LLC
Term Loan, 3.69%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		30,172	28,536,365
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		14,017	12,872,592
Bausch Health Companies, Inc.
Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		37,547	37,007,403
Catalent Pharma Solutions, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026		8,961	8,934,427
Elanco Animal Health, Inc.,
Term Loan, Maturing August 1, 2027(5)		20,700	20,247,187
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024		29,970	28,760,592
Grifols Worldwide Operations USA, Inc.
Term Loan, 2.11%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027		36,549	35,892,757
Horizon Therapeutics USA, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026		13,469	13,266,518
Jaguar Holding Company II
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing August 18, 2022		66,917	66,741,438
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing September 24, 2024		37,894	31,846,555
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing February 24, 2025		15,149	12,801,168
Nidda Healthcare Holding AG
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	1,000	1,134,269
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	6,425	7,271,276

			$352,804,232

Ecological Services and Equipment — 0.8%
Advanced Disposal Services, Inc.
Term Loan, 3.00%, (1 week USD LIBOR + 2.25%, Floor 0.75%), Maturing November 10, 2023		21,139	$21,085,669
EnergySolutions, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025		20,127	18,743,656
US Ecology Holdings, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		3,085	3,053,655

			$42,882,980

Electronics/Electrical — 21.1%
Applied Systems, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 19, 2024		29,828	$29,633,830
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing September 19, 2025		4,000	4,044,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aptean, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		8,855	$8,639,258
Astra Acquisition Corp.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		7,805	7,610,302
Avast Software B.V.
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing September 29, 2023		4,256	4,202,971
Banff Merger Sub, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		47,894	46,386,710
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,497	4,068,982
Buzz Merger Sub, Ltd.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		5,810	5,665,177
Castle US Holding Corporation
Term Loan, 4.06%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027		10,660	10,047,067
Celestica, Inc.
Term Loan, 2.30%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,072	3,817,458
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		3,378	3,200,181
CentralSquare Technologies, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		4,041	3,588,259
Cohu, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		10,007	9,606,385
CommScope, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		19,753	19,385,378
Cornerstone OnDemand, Inc.
Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing April 22, 2027		15,725	15,636,547
CPI International, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024		14,142	13,611,724
Datto, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		4,480	4,467,153
ECI Macola/Max Holdings, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing September 27, 2024		10,063	9,955,998
Electro Rent Corporation
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024		23,700	23,462,819
Epicor Software Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 30, 2027		51,184	51,239,202
Term Loan - Second Lien, Maturing July 30, 2028(5)		7,650	7,831,688
EXC Holdings III Corp.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 2, 2024	EUR	1,706	1,924,458
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing December 2, 2024		3,542	3,493,404
Finastra USA, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024		36,820	34,189,269
Fiserv Investment Solutions, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027		5,825	5,752,188
Flexera Software, LLC
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing February 26, 2025(4)		2,985	2,969,809

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Go Daddy Operating Company, LLC
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024		58,400	$57,013,038
Hyland Software, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 1, 2024		36,917	36,344,908
Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), Maturing July 7, 2025		7,034	7,027,639
Infoblox, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		16,474	16,525,357
Informatica, LLC
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027		63,940	62,600,980
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 25, 2027	EUR	2,868	3,258,853
Term Loan - Second Lien, 7.13%, Maturing February 25, 2025(8)		6,275	6,376,969
MA FinanceCo., LLC
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,548	5,259,710
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing June 5, 2025	EUR	6,550	7,484,109
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025		16,375	16,211,250
MACOM Technology Solutions Holdings, Inc.
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing May 17, 2024		14,564	14,102,781
Marcel LUX IV S.a.r.l.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026		1,763	1,703,089
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 16, 2026	EUR	3,350	3,837,616
MaxLinear, Inc.
Term Loan, Maturing July 31, 2023(5)		11,475	11,460,656
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing May 12, 2024		6,947	6,756,315
Mirion Technologies, Inc.
Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		6,079	6,046,352
MKS Instruments, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026		3,994	3,894,367
MTS Systems Corporation
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023		3,497	3,444,957
NCR Corporation
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026		10,868	10,569,008
Recorded Books, Inc.
Term Loan, 4.44%, (1 mo. USD LIBOR + 4.25%), Maturing August 29, 2025		2,672	2,625,662
Redstone Buyer, LLC
Term Loan, Maturing June 29, 2027(5)		10,925	10,788,438
Renaissance Holding Corp.
Term Loan - Second Lien, 7.16%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	2,019,124
Seattle Spinco, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		37,468	35,520,119
SGS Cayman L.P.
Term Loan, 6.38%, (3 mo. USD LIBOR + 5.38%, Floor 1.00%), Maturing April 23, 2021		3,780	3,250,959

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SkillSoft Corporation
DIP Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing September 14, 2020	3,266	$3,246,547
Term Loan, 0.00%, Maturing April 28, 2021(7)	57,613	37,583,382
SolarWinds Holdings, Inc.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	73,068	72,118,210
Solera, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	54,049	53,268,041
Sparta Systems, Inc.
Term Loan, 4.56%, (6 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	7,025	6,533,349
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	11,569	11,236,028
SS&C Technologies, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	7,564	7,365,276
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	16,466	15,992,762
STG-Fairway Holdings, LLC
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing January 31, 2027	5,461	5,148,959
SurveyMonkey, Inc.
Term Loan, 3.87%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	9,294	9,067,665
Sutherland Global Services, Inc.
Term Loan, 6.38%, (3 mo. USD LIBOR + 5.38%, Floor 1.00%), Maturing April 23, 2021	16,239	13,965,965
Syncsort Incorporated
Term Loan, 6.61%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	25,006	24,306,357
Tech Data Corporation
Term Loan, 3.67%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2025	10,350	10,280,997
Tibco Software, Inc.
Term Loan, 3.92%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	33,300	32,217,391
Term Loan - Second Lien, 7.42%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028	9,275	8,934,914
TTM Technologies, Inc.
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	6,035	5,974,870
Uber Technologies, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	7,588	7,430,607
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	41,322	40,783,750
Ultimate Software Group, Inc. (The)
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	22,886	22,724,728
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 4, 2026	36,550	36,627,084
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), Maturing May 3, 2027	2,350	2,389,167
Ultra Clean Holdings, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	9,909	9,859,428
Verifone Systems, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	19,052	16,849,207
Veritas Bermuda, Ltd.
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing January 27, 2023	25,895	24,897,223
VS Buyer, LLC
Term Loan, 3.42%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2027	12,344	12,174,332
Vungle, Inc.
Term Loan, 5.66%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	7,667	7,667,063

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Western Digital Corporation
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		3,787	$3,722,716

			$1,170,918,491

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), Maturing January 15, 2025		21,425	$20,527,562
Boels Topholding B.V.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing February 5, 2027	EUR	5,250	5,998,714
Delos Finance S.a.r.l.
Term Loan, 2.06%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		15,593	15,099,387
IBC Capital Limited
Term Loan, 4.06%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		884	831,248

			$42,456,911

Financial Intermediaries — 3.8%
Aretec Group, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		26,386	$24,406,945
Citco Funding, LLC
Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		24,057	23,425,576
Claros Mortgage Trust, Inc.
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026		4,534	4,239,728
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(7)		28,127	6,609,757
EIG Management Company, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025		2,761	2,754,534
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	8,550	9,832,280
FinCo. I, LLC
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		9,920	9,789,868
Focus Financial Partners, LLC
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		14,540	14,194,846
Franklin Square Holdings L.P.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		6,706	6,604,972
Greenhill & Co., Inc.
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		7,327	7,033,600
GreenSky Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 29, 2025		4,375	4,331,250
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		11,613	11,409,930
Guggenheim Partners, LLC
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023		33,463	33,449,230
Harbourvest Partners, LLC
Term Loan, 2.53%, (3 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		2,067	2,030,646
LPL Holdings, Inc.
Term Loan, 1.92%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		19,801	19,478,742

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Nets Holding A/S
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 6, 2025	EUR	1,000	$1,140,404
Starwood Property Trust, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		1,631	1,565,130
StepStone Group L.P.
Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 27, 2025		6,500	6,402,869
Victory Capital Holdings, Inc.
Term Loan, 2.80%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		14,342	14,127,140
Virtus Investment Partners, Inc.
Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing June 1, 2024		7,760	7,720,983

			$210,548,430

Food Products — 4.3%
Alphabet Holding Company, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		36,117	$34,732,814
Atkins Nutritionals Holdings II, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024		3,975	3,977,389
B&G Foods, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		3,052	3,020,466
Badger Buyer Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024		12,821	11,025,941
Froneri International, Ltd.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 31, 2027		21,650	20,843,538
Term Loan - Second Lien, 5.91%, (1 mo. USD LIBOR + 5.75%), Maturing January 31, 2028		1,125	1,101,563
Hearthside Food Solutions, LLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		13,157	12,741,255
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		6,279	6,155,747
HLF Financing S.a.r.l.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		26,184	25,879,957
Jacobs Douwe Egberts International B.V.
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		22,212	21,915,609
JBS USA Lux S.A.
Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		55,441	53,824,349
Nomad Foods Europe Midco Limited
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		18,939	18,426,003
Sunshine Investments B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	10,618	12,213,336
Term Loan, 4.28%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	750	957,206
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	9,500	10,533,087

			$237,348,260

Food Service — 1.8%
1011778 B.C. Unlimited Liability Company
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		50,888	$48,962,523
IRB Holding Corp.
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025		23,052	21,685,651

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Restaurant Technologies, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		8,141	$7,835,689
US Foods, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		22,543	21,452,319

			$99,936,182

Food/Drug Retailers — 0.4%
BW Gas & Convenience Holdings, LLC
Term Loan, 6.43%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		5,927	$5,897,623
L1R HB Finance Limited
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	8,523	7,529,478
Term Loan, 5.55%, (6 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	6,773	6,649,230

			$20,076,331

Forest Products — 0.1%
Clearwater Paper Corporation
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%), Maturing July 26, 2026		3,250	$3,249,812

			$3,249,812

Health Care — 9.2%
Acadia Healthcare Company, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing February 16, 2023		1,263	$1,247,038
Accelerated Health Systems, LLC
Term Loan, 3.67%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		7,306	7,086,495
ADMI Corp.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		5,436	5,108,841
Alliance Healthcare Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		9,217	6,682,108
Term Loan - Second Lien, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing April 24, 2024		5,175	2,277,000
athenahealth, Inc.
Term Loan, 4.82%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		15,864	15,675,828
Avantor, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		7,827	7,787,903
BioClinica Holding I L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 20, 2023		16,065	15,101,279
BW NHHC Holdco, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		15,038	12,401,726
CeramTec AcquiCo GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	15,327	17,038,981
Certara L.P.
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		7,517	7,197,875
Change Healthcare Holdings, LLC
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024		6,718	6,578,973
CHG Healthcare Services, Inc.
Term Loan, 4.07%, (6 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		19,534	19,287,434
CryoLife, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 1, 2024		5,143	5,053,120

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Dedalus Finance GmbH
Term Loan, Maturing July 16, 2027(5)	EUR	6,875	$7,902,696
Elsan SAS
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing October 31, 2024	EUR	2,250	2,614,548
Ensemble RCM, LLC
Term Loan, 4.01%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		6,005	5,992,117
Envision Healthcare Corporation
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		70,287	47,092,490
Gentiva Health Services, Inc.
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		32,962	32,570,712
Greatbatch Ltd.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022		10,341	10,267,830
Hanger, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		23,335	22,927,018
Inovalon Holdings, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025		12,173	12,000,965
IQVIA, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		2,660	2,617,270
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		14,822	14,586,018
MPH Acquisition Holdings, LLC
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023		29,244	28,849,694
National Mentor Holdings, Inc.
Term Loan, 4.42%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		347	340,908
Term Loan, 4.42%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		7,621	7,491,182
Navicure, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		6,284	6,167,727
One Call Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022		15,309	13,720,564
Ortho-Clinical Diagnostics S.A.
Term Loan, 3.42%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		33,556	32,616,900
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 30, 2025	EUR	4,214	4,744,104
Parexel International Corporation
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		9,130	8,790,785
Phoenix Guarantor, Inc.
Term Loan, 3.42%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		21,323	20,913,911
Radiology Partners, Inc
Term Loan, 5.67%, (USD LIBOR + 4.25%), Maturing July 9, 2025(4)		5,242	4,982,420
RadNet, Inc.
Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 30, 2023		9,949	9,799,650
Select Medical Corporation
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		37,393	36,442,488
Surgery Center Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024		13,709	12,966,825
Term Loan, 9.00%, (1 mo. USD LIBOR + 8.00%, Floor 1.00%), Maturing September 3, 2024		2,494	2,534,273
Team Health Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024		6,991	5,581,454

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
U.S. Anesthesia Partners, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024		3,022	$2,809,112
Verscend Holding Corp.
Term Loan, 4.66%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		22,293	22,250,735
Viant Medical Holdings, Inc.
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		2,945	2,591,410

			$510,690,407

Home Furnishings — 0.9%
Serta Simmons Bedding, LLC
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		14,198	$14,032,352
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		46,931	35,198,333

			$49,230,685

Industrial Equipment — 4.8%
AI Alpine AT Bidco GmbH
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing October 31, 2025	EUR	6,125	$6,691,864
Altra Industrial Motion Corp.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		8,297	8,068,964
Apex Tool Group, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024		17,177	15,779,403
Carlisle Foodservice Products, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025		6,731	6,276,357
Clark Equipment Company
Term Loan, 2.06%, (3 mo. USD LIBOR + 1.75%), Maturing May 18, 2024		13,318	13,018,197
Columbus McKinnon Corporation
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing January 31, 2024		4,901	4,827,115
CPM Holdings, Inc.
Term Loan, 3.95%, (3 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		3,961	3,629,469
Delachaux Group S.A.
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	2,650	2,985,662
Term Loan, 5.36%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		5,841	5,548,950
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,624	2,861,954
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,561	7,154,922
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		11,857	11,397,515
DXP Enterprises, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing August 29, 2023		4,859	4,664,700
Dynacast International, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing January 28, 2022		10,432	8,737,125
Engineered Machinery Holdings, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 19, 2024		14,683	14,151,162
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 19, 2024		2,009	1,949,070

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EWT Holdings III Corp.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing December 20, 2024		23,214	$22,855,729
Filtration Group Corporation
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		23,201	22,755,412
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	2,634	3,036,525
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	7,814	8,876,224
LTI Holdings, Inc.
Term Loan, 3.67%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		7,344	6,499,056
Term Loan, 4.92%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		2,432	2,164,146
Minimax Viking GmbH
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	1,944	2,282,049
Quimper AB
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	20,625	23,581,560
Robertshaw US Holding Corp.
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing February 28, 2025(4)		23,003	19,552,553
Terex Corporation
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.00%, Floor 0.75%), Maturing January 31, 2024		8,788	8,535,409
Thermon Industries, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 30, 2024		3,058	3,019,898
Titan Acquisition Limited
Term Loan, 3.36%, (6 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		26,903	24,863,191
Vertical Midco GmbH
Term Loan, Maturing July 30, 2027(5)	EUR	1,000	1,157,336
Welbilt, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		1,000	880,000

			$267,801,517

Insurance — 3.9%
Alliant Holdings Intermediate, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		4,747	$4,599,494
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		5,717	5,608,268
AmWINS Group, Inc.,
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		51,953	51,408,310
Andromeda Investissements
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing June 12, 2026	EUR	2,250	2,622,229
AssuredPartners, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		4,104	3,994,924
Asurion, LLC
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		42,075	41,560,015
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,450	2,415,087
Term Loan - Second Lien, 6.66%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		26,491	26,747,553
Financiere CEP S.A.S
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing June 3, 2027	EUR	1,425	1,667,039

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hub International Limited
Term Loan, 3.26%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		21,987	$21,403,923
NFP Corp.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		36,189	34,658,788
Ryan Specialty Group, LLC
Term Loan, Maturing June 29, 2027(5)		16,125	16,069,562
USI, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		5,880	5,801,825

			$218,557,017

Leisure Goods/Activities/Movies — 4.9%
AMC Entertainment Holdings, Inc.
Term Loan, 4.08%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		10,365	$6,877,951
Amer Sports Oyj
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	20,475	21,887,575
Ancestry.com Operations, Inc.
Term Loan, 4.42%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		37,441	36,282,678
Bombardier Recreational Products, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027		33,367	32,007,013
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 24, 2027		6,150	6,219,187
ClubCorp Holdings, Inc.
Term Loan, 3.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		21,417	18,530,861
Crown Finance US, Inc.
Term Loan, 2.38%, (6 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	4,897	3,797,580
Term Loan, 3.32%, (6 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		18,562	11,972,477
Delta 2 (LUX) S.a.r.l.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		1,250	1,215,625
Emerald Expositions Holding, Inc.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		12,755	11,596,483
Etraveli Holding AB
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing August 2, 2024	EUR	9,600	9,329,369
Lindblad Expeditions, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		1,168	1,010,035
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		4,671	4,040,138
Match Group, Inc.
Term Loan, 2.18%, (3 mo. USD LIBOR + 1.75%), Maturing February 13, 2027		7,625	7,453,437
Motion Finco S.a.r.l.
Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing November 12, 2026		612	550,444
Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing November 12, 2026		4,656	4,188,164
NASCAR Holdings, Inc.
Term Loan, 2.92%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		8,541	8,379,313
Playtika Holding Corp.
Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing December 10, 2024		34,223	34,594,122
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024		4,412	4,117,068

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SRAM, LLC
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024(4)		9,950	$9,800,508
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025		3,773	3,565,731
Travel Leaders Group, LLC
Term Loan, 4.17%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		20,228	15,120,307
UFC Holdings, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		1,925	1,872,063
Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		15,930	15,518,441
Vue International Bidco PLC
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing July 3, 2026	EUR	3,433	3,159,074

			$273,085,644

Lodging and Casinos — 3.2%
Aristocrat Technologies, Inc.
Term Loan, 2.02%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		10,829	$10,565,072
Azelis Finance S.A.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing November 10, 2025	EUR	3,750	4,269,609
Boyd Gaming Corporation
Term Loan, 2.36%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		1,007	977,778
Churchill Downs Incorporated
Term Loan, 2.17%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,413	3,324,345
CityCenter Holdings, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		23,891	22,198,780
ESH Hospitality, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		2,269	2,195,098
Golden Nugget, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023		45,586	38,406,295
Golden Nugget Online Gaming, Inc.
Term Loan, 13.00%, (3 mo. USD LIBOR + 12.00%, Floor 1.00%), Maturing October 4, 2023		1,875	2,128,125
GVC Holdings PLC
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	21,325	24,436,841
Term Loan, 3.31%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		23,532	22,944,108
Hanjin International Corp.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,225	4,807,000
Playa Resorts Holding B.V.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		14,133	12,172,422
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	5,340	6,292,323
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		25,000	25,027,625

			$179,745,421

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Nonferrous Metals/Minerals — 0.5%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(3)(8)		399	$312,579
Murray Energy Corporation
DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing August 31, 2020		5,008	2,904,779
Term Loan, 0.00%, Maturing October 17, 2022(7)		17,992	269,884
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2021(7)		2,904	203,276
Oxbow Carbon, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		8,055	7,812,909
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	14,875	16,339,280

			$27,842,707

Oil and Gas — 3.1%
Ameriforge Group, Inc.
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, Maturing June 8, 2022		14,956	$13,086,103
Apergy Corporation
Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		3,193	3,096,988
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 28, 2027		1,950	1,904,906
Blackstone CQP Holdco L.P.
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		17,617	17,198,156
Buckeye Partners L.P.
Term Loan, 2.92%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		11,920	11,686,693
Centurion Pipeline Company, LLC
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,423	3,299,508
CITGO Holding, Inc.
Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023		2,978	2,853,436
CITGO Petroleum Corporation
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024		27,522	26,765,145
Delek US Holdings, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		10,922	10,344,895
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025		5,237	5,096,134
Fieldwood Energy, LLC
Term Loan, 0.00%, Maturing April 11, 2022(7)		26,962	7,145,052
Matador Bidco S.a.r.l.
Term Loan, 4.91%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026		11,696	11,227,860
McDermott Technology Americas, Inc.
Term Loan, 0.50%, Maturing June 28, 2024(2)		10,000	9,150,000
Term Loan, 3.17%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024		261	234,749
Term Loan, 4.17%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2025		3,127	2,559,306
Prairie ECI Acquiror, L.P.
Term Loan, 4.91%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		14,148	12,830,122
Term Loan, 4.93%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		5,050	4,579,719

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PSC Industrial Holdings Corp.
Term Loan, 4.98%, (6 mo. USD LIBOR + 3.75%), Maturing October 11, 2024		11,301	$10,241,448
RDV Resources Properties, LLC
Term Loan, 15.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing March 29, 2024(3)		3,109	1,912,686
Sunrise Oil & Gas Properties, LLC
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		819	741,130
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		834	662,644
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		963	515,175
UGI Energy Services, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026		12,029	11,915,733

			$169,047,588

Publishing — 1.2%
Axel Springer S.E.
Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing December 18, 2026	EUR	2,000	$2,208,658
Getty Images, Inc.
Term Loan, 4.69%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		13,301	12,070,544
Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	4,000	4,264,181
Harland Clarke Holdings Corp.
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing November 3, 2023		4,534	3,211,305
LSC Communications, Inc.
Term Loan, 0.00%, Maturing September 30, 2022(7)		8,034	1,405,969
Nielsen Finance, LLC
Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing October 4, 2023		15,093	14,731,363
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 4, 2025		7,357	7,388,747
ProQuest, LLC
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026		19,133	18,881,500
Tweddle Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing September 17, 2023		1,927	1,636,174

			$65,798,441

Radio and Television — 3.2%
Cumulus Media New Holdings, Inc.
Term Loan, 4.82%, (6 mo. USD LIBOR + 3.75%), Maturing March 31, 2026		4,537	$4,341,867
Diamond Sports Group, LLC
Term Loan, 3.42%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026		35,904	29,037,107
Entercom Media Corp.
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024		5,918	5,674,031
Entravision Communications Corporation
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024		8,255	7,662,983
Gray Television, Inc.
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026		3,553	3,468,317

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hubbard Radio, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing March 28, 2025	10,057	$9,453,165
iHeartCommunications, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	2,264	2,125,684
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 1, 2026	3,550	3,456,812
Mission Broadcasting, Inc.
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	4,084	3,974,984
Nexstar Broadcasting, Inc.
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	15,915	15,490,628
Term Loan, 2.92%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	5,956	5,813,185
Sinclair Television Group, Inc.
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	17,008	16,614,812
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	7,493	7,296,674
Terrier Media Buyer, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	25,669	25,043,141
Univision Communications, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024	26,514	25,479,617
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 13, 2026	13,673	13,234,546

		$178,167,553

Retailers (Except Food and Drug) — 1.4%
Apro, LLC
Term Loan, 5.00%, (2 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	5,529	$5,515,500
Term Loan, 5.00%, (2 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 16, 2026	1,589	1,584,917
Ascena Retail Group, Inc.
Term Loan, 0.00%, Maturing August 21, 2022(7)	18,856	6,929,534
Bass Pro Group, LLC
Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	10,784	10,760,786
BJ’s Wholesale Club, Inc.
Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing February 3, 2024	4,600	4,552,544
Coinamatic Canada, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	1,400	1,347,456
David’s Bridal, Inc.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, Maturing June 23, 2023	2,427	2,108,381
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing June 30, 2023	2,813	2,113,530
Go Wireless, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing December 22, 2024	2,724	2,369,552
Hoya Midco, LLC
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	7,780	6,496,276
LSF9 Atlantis Holdings, LLC
Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	13,780	11,368,472
PetSmart, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 11, 2022	16,418	16,391,120
PFS Holding Corporation
Term Loan, 0.00%, Maturing January 31, 2021(7)	11,258	4,334,410
Pier 1 Imports (U.S.), Inc.
Term Loan, 0.00%, Maturing April 30, 2021(7)	6,008	1,351,776

		$77,224,254

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Steel — 1.6%
Atkore International, Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 22, 2023		22,334	$22,166,218
GrafTech Finance, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025		24,328	23,750,646
Neenah Foundry Company
Term Loan, 6.73%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022		7,059	6,177,060
Phoenix Services International, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025		8,384	7,828,709
Zekelman Industries, Inc.
Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing January 24, 2027		27,980	27,262,891

			$87,185,524

Surface Transport — 0.4%
Kenan Advantage Group, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022		3,909	$3,640,388
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022		16,610	15,468,001
XPO Logistics, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		2,789	2,760,447

			$21,868,836

Telecommunications — 5.5%
CenturyLink, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027		64,587	$62,425,056
Ciena Corporation
Term Loan, 1.94%, (1 mo. USD LIBOR + 1.75%), Maturing September 26, 2025		9,351	9,298,411
Colorado Buyer, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024		19,339	14,804,935
Digicel International Finance Limited
Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		19,573	16,899,843
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	25,162	28,552,438
Global Eagle Entertainment, Inc.
DIP Loan, 11.25%, (1 mo. USD LIBOR + 10.00%, Floor 1.25%), Maturing January 22, 2021		4,053	3,991,980
Term Loan, 0.00%, Maturing January 6, 2023(7)		23,177	15,673,368
Intelsat Jackson Holdings S.A.
DIP Loan, 5.05%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing July 13, 2022(2)		4,000	4,072,859
Term Loan, 8.75%, (USD Prime + 5.50%), Maturing January 2, 2024		13,500	13,618,125
IPC Corp.
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021(3)		8,930	6,167,058
Onvoy, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024		17,814	17,056,848
Plantronics, Inc.
Term Loan, 2.69%, (USD LIBOR + 2.50%), Maturing July 2, 2025(4)		8,928	8,334,654

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Syniverse Holdings, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 9, 2023		12,223	$9,748,165
T-Mobile USA, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2027		27,025	27,152,369
Telesat Canada
Term Loan, 2.92%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		7,811	7,593,517
Zayo Group Holdings, Inc.
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 9, 2027	EUR	4,564	5,226,144
Ziggo Financing Partnership
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028		57,575	55,460,904

			$306,076,674

Utilities — 0.6%
Calpine Construction Finance Company, L.P.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		7,302	$7,110,402
Calpine Corporation
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		14,963	14,687,194
Lightstone Holdco, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024		362	310,088
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024		6,421	5,497,867
Longview Power, LLC
Term Loan, 10.27%, (3 mo. USD LIBOR + 10.00%), Maturing July 30, 2025(3)		1,436	1,148,945
USIC Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 8, 2023		4,679	4,513,871

			$33,268,367

Total Senior Floating-Rate Loans (identified cost $6,848,399,320)			$6,420,418,511

Corporate Bonds & Notes — 3.0%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.1%
TransDigm, Inc.
8.00%, 12/15/25(9)		1,500	$1,632,750
6.25%, 3/15/26(9)		1,500	1,584,383

			$3,217,133

Airlines — 0.1%
Delta Air Lines, Inc.
7.00%, 5/1/25(9)		5,300	$5,670,092

			$5,670,092

Automotive — 0.3%
Clarios Global, L.P.
6.75%, 5/15/25(9)		2,425	$2,610,682
6.25%, 5/15/26(9)		4,975	5,333,175

Security	Principal Amount* (000’s omitted)		Value
Tenneco, Inc.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(10)	EUR	6,000	$6,400,442

			$14,344,299

Building and Development — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28(9)		875	$911,479
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 5/15/28(9)		3,625	3,890,078
Forterra Finance, LLC/FRTA Finance Corp.
6.50%, 7/15/25(9)		1,100	1,171,500
Winnebago Industries, Inc.
6.25%, 7/15/28(9)		1,100	1,165,312

			$7,138,369

Business Equipment and Services — 0.6%
Allied Universal Holdco, LLC/Allied Universal Finance Corp.
6.625%, 7/15/26(9)		2,475	$2,651,344
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24(9)		9,125	9,833,146
5.75%, 4/15/26(9)		17,950	19,966,054

			$32,450,544

Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC
4.50%, 8/15/30(9)		7,625	$8,132,062

			$8,132,062

Chemicals and Plastics — 0.2%
Tronox, Inc.
6.50%, 5/1/25(9)		8,000	$8,525,000

			$8,525,000

Containers and Glass Products — 0.0%(6)
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.125%, 7/15/23(9)		250	$254,138

			$254,138

Diversified Financial Services — 0.1%
AG Issuer, LLC
6.25%, 3/1/28(9)		4,975	$5,049,625
NFP Corp.
7.00%, 5/15/25(9)		500	543,437

			$5,593,062

Drugs — 0.1%
Bausch Health Cos., Inc.
5.50%, 11/1/25(9)		2,700	$2,804,517

			$2,804,517

Security	Principal Amount* (000’s omitted)	Value
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc.
4.25%, 6/1/25(9)	6,025	$6,277,297

		$6,277,297

Entertainment — 0.0%(6)
Six Flags Theme Parks, Inc.
7.00%, 7/1/25(9)	2,400	$2,580,972

		$2,580,972

Food Products — 0.2%
Del Monte Foods, Inc.
11.875%, 5/15/25(9)	9,400	$10,052,125

		$10,052,125

Food/Drug Retailers — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)	8,600	$7,138,000

		$7,138,000

Health Care — 0.0%(6)
HCA, Inc.
5.25%, 4/15/25	1,250	$1,457,742

		$1,457,742

Industrial Equipment — 0.0%(6)
Clark Equipment Co.
5.875%, 6/1/25(9)	1,200	$1,266,750

		$1,266,750

Leisure Goods/Activities/Movies — 0.1%
Sabre GLBL, Inc.
9.25%, 4/15/25(9)	2,925	$3,226,641
SeaWorld Parks & Entertainment, Inc.
8.75%, 5/1/25(9)	2,425	2,550,797

		$5,777,438

Machinery — 0.1%
Vertical U.S. Newco, Inc.
5.25%, 7/15/27(9)	4,950	$5,259,375

		$5,259,375

Oil and Gas — 0.2%
CITGO Petroleum Corp.
7.00%, 6/15/25(9)	12,175	$12,540,250

		$12,540,250

Radio and Television — 0.2%
iHeartCommunications, Inc.
6.375%, 5/1/26	1,159	$1,223,014
8.375%, 5/1/27	2,101	2,089,521
5.25%, 8/15/27(9)	2,500	2,529,225
4.75%, 1/15/28(9)	2,975	2,958,608

		$8,800,368

Security	Principal Amount* (000’s omitted)	Value
Software and Services — 0.1%
Boxer Parent Co., Inc.
7.125%, 10/2/25(9)	4,850	$5,328,356

		$5,328,356

Telecommunications — 0.2%
CenturyLink, Inc.
4.00%, 2/15/27(9)	5,400	$5,647,374
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.
8.75%, 5/25/24(9)	7,250	7,331,562

		$12,978,936

Total Corporate Bonds & Notes (identified cost $160,316,886)		$167,586,825

Asset-Backed Securities — 4.8%

Security	Principal Amount (000’s omitted)	Value
Alinea CLO, Ltd.
Series 2018-1A, Class D, 3.372%, (3 mo. USD LIBOR + 3.10%), 7/20/31(9)(10)	$2,500	$2,331,431
Series 2018-1A, Class E, 6.272%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(10)	3,000	2,542,771
ALM Loan Funding, Ltd.
Series 2013-7RA, Class DR, 7.415%, (3 mo. USD LIBOR + 7.14%), 10/15/28(9)(10)	3,000	2,760,172
AMMC CLO 15, Ltd.
Series 2014-15A, Class ERR, 7.185%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(10)	5,000	4,274,503
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 6.628%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(10)	3,525	2,589,206
Apidos CLO XX
Series 2015-20A, Class DR, 5.971%, (3 mo. USD LIBOR + 5.70%), 7/16/31(9)(10)	2,375	2,025,094
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 6.808%, (3 mo. USD LIBOR + 6.55%), 4/22/31(9)(10)	1,250	1,145,680
Ares XL CLO, Ltd.
Series 2016-40A, Class CR, 3.675%, (3 mo. USD LIBOR + 3.40%), 1/15/29(9)(10)	2,500	2,408,750
Series 2016-40A, Class DR, 6.625%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(10)	3,500	3,065,132
Ares XLIX CLO, Ltd.
Series 2018-49A, Class D, 3.258%, (3 mo. USD LIBOR + 3.00%), 7/22/30(9)(10)	2,500	2,322,099
Series 2018-49A, Class E, 5.958%, (3 mo. USD LIBOR + 5.70%), 7/22/30(9)(10)	3,500	3,052,449
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class C, 3.292%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(10)	5,000	4,556,415
Series 2014-32RA, Class D, 6.242%, (3 mo. USD LIBOR + 5.85%), 5/15/30(9)(10)	1,000	864,232
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 5.975%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,000	3,444,340
Babson CLO, Ltd.
Series 2015-1A, Class DR, 2.872%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(10)	2,500	2,156,954
Series 2016-1A, Class DR, 3.306%, (3 mo. USD LIBOR + 3.05%), 7/23/30(9)(10)	1,250	1,108,606
Series 2016-1A, Class ER, 6.256%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(10)	3,500	2,754,194
Series 2018-1A, Class C, 2.875%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	3,500	3,109,411
Bain Capital Credit CLO
Series 2018-1A, Class D, 2.956%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(10)	5,000	4,357,389

Security	Principal Amount (000’s omitted)	Value
Benefit Street Partners CLO V-B, Ltd.
Series 2018-5BA, Class C, 3.202%, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(10)	$5,000	$4,336,914
Series 2018-5BA, Class D, 6.222%, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(10)	3,500	2,845,705
Benefit Street Partners CLO VIII, Ltd.
Series 2015-8A, Class DR, 5.872%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(10)	5,401	4,152,349
Benefit Street Partners CLO XIV, Ltd.
Series 2018-14A, Class D, 2.872%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	1,500	1,318,964
Benefit Street Partners CLO XVI, Ltd.
Series 2018-16A, Class D, 3.973%, (3 mo. USD LIBOR + 3.70%), 1/17/32(9)(10)	2,000	1,924,159
Series 2018-16A, Class E, 6.973%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(10)	2,250	1,985,509
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 6.875%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(10)	1,750	1,557,269
Betony CLO 2, Ltd.
Series 2018-1A, Class C, 3.168%, (3 mo. USD LIBOR + 2.90%), 4/30/31(9)(10)	2,500	2,324,074
Series 2018-1A, Class D, 5.918%, (3 mo. USD LIBOR + 5.65%), 4/30/31(9)(10)	4,550	3,762,786
BlueMountain CLO, Ltd.
Series 2015-3A, Class CR, 2.872%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	5,000	4,220,481
Series 2015-3A, Class DR, 5.672%, (3 mo. USD LIBOR + 5.40%), 4/20/31(9)(10)	3,000	2,230,825
Series 2016-3A, Class DR, 3.492%, (3 mo. USD LIBOR + 3.10%), 11/15/30(9)(10)	1,500	1,302,531
Series 2016-3A, Class ER, 6.342%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(10)	1,500	1,152,738
Series 2018-1A, Class D, 3.318%, (3 mo. USD LIBOR + 3.05%), 7/30/30(9)(10)	2,500	2,179,004
Series 2018-1A, Class E, 6.218%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(10)	2,000	1,599,092
Canyon Capital CLO, Ltd.
Series 2012-1RA, Class E, 5.975%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,875	4,025,570
Series 2016-1A, Class DR, 3.075%, (3 mo. USD LIBOR + 2.80%), 7/15/31(9)(10)	3,000	2,753,902
Series 2016-1A, Class ER, 6.025%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	4,000	3,254,275
Series 2016-2A, Class ER, 6.275%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(10)	4,500	3,774,887
Series 2018-1A, Class D, 3.175%, (3 mo. USD LIBOR + 2.90%), 7/15/31(9)(10)	3,000	2,778,428
Series 2018-1A, Class E, 6.025%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	2,750	2,251,685
Carlyle CLO, Ltd.
Series C17A, Class CR, 3.068%, (3 mo. USD LIBOR + 2.80%), 4/30/31(9)(10)	5,000	4,456,296
Series C17A, Class DR, 6.268%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(10)	3,500	2,828,503
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class CR2, 3.768%, (3 mo. USD LIBOR + 3.50%), 1/14/32(9)(10)	2,500	2,178,149
Series 2012-3A, Class DR2, 6.768%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(10)	1,500	1,068,898
Series 2014-3RA, Class C, 3.195%, (3 mo. USD LIBOR + 2.95%), 7/27/31(9)(10)	1,000	835,598
Series 2014-3RA, Class D, 5.645%, (3 mo. USD LIBOR + 5.40%), 7/27/31(9)(10)	2,150	1,601,093
Series 2014-4RA, Class C, 3.175%, (3 mo. USD LIBOR + 2.90%), 7/15/30(9)(10)	2,750	2,320,756
Series 2014-4RA, Class D, 5.925%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(10)	3,500	2,601,556
Cole Park CLO, Ltd.
Series 2015-1A, Class ER, 6.872%, (3 mo. USD LIBOR + 6.60%), 10/20/28(9)(10)	2,000	1,711,162
Dryden CLO, Ltd.
Series 2016-42A, Class ER, 5.825%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(10)	3,500	2,864,943
Series 2018-55A, Class D, 3.125%, (3 mo. USD LIBOR + 2.85%), 4/15/31(9)(10)	1,500	1,332,756
Series 2018-55A, Class E, 5.675%, (3 mo. USD LIBOR + 5.40%), 4/15/31(9)(10)	2,000	1,683,361
Dryden Senior Loan Fund
Series 2015-40A, Class DR, 3.492%, (3 mo. USD LIBOR + 3.10%), 8/15/31(9)(10)	3,000	2,819,501
Series 2015-40A, Class ER, 6.142%, (3 mo. USD LIBOR + 5.75%), 8/15/31(9)(10)	2,350	2,039,493
Series 2015-41A, Class DR, 2.875%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	7,000	6,123,448
Series 2015-41A, Class ER, 5.575%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(10)	1,268	1,016,668
Series 2016-42A, Class DR, 3.205%, (3 mo. USD LIBOR + 2.93%), 7/15/30(9)(10)	2,500	2,229,819

Security	Principal Amount (000’s omitted)	Value
Fort Washington CLO, Ltd.
Series 2019-1A, Class E, 7.522%, (3 mo. USD LIBOR + 7.25%), 10/20/32(9)(10)	$1,000	$882,583
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 6.92%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(10)	4,500	3,850,930
Galaxy XXV CLO, Ltd.
Series 2015-19A, Class D1R, 6.794%, (3 mo. USD LIBOR + 6.53%), 7/24/30(9)(10)	2,000	1,721,866
Series 2018-25A, Class D, 3.345%, (3 mo. USD LIBOR + 3.10%), 10/25/31(9)(10)	2,500	2,354,415
Series 2018-25A, Class E, 6.195%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	3,500	2,997,148
Goldentree Loan Management US CLO 5, Ltd.
Series 2019-5A, Class D, 4.122%, (3 mo. USD LIBOR + 3.85%), 10/20/32(9)(10)	1,500	1,472,599
Golub Capital Partners CLO, Ltd.
Series 2018-37A, Class D, 3.572%, (3 mo. USD LIBOR + 3.30%), 7/20/30(9)(10)	4,000	3,429,061
Series 2018-37A, Class E, 6.022%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(10)	4,750	3,947,180
Series 2020-48A, Class D, 4.073%, (3 mo. USD LIBOR + 3.80%), 4/17/33(9)(10)	2,000	1,763,768
ICG US CLO, Ltd.
Series 2018-2A, Class D, 3.358%, (3 mo. USD LIBOR + 3.10%), 7/22/31(9)(10)	2,000	1,759,768
Series 2018-2A, Class E, 6.008%, (3 mo. USD LIBOR + 5.75%), 7/22/31(9)(10)	3,000	2,378,704
Kayne CLO, Ltd.
Series 2019-5A, Class E, 6.964%, (3 mo. USD LIBOR + 6.70%), 7/24/32(9)(10)	500	468,158
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR2, 6.191%, (3 mo. USD LIBOR + 5.92%), 10/21/30(9)(10)	2,000	1,768,500
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class DR, 3.373%, (3 mo. USD LIBOR + 3.10%), 10/17/30(9)(10)	2,500	2,327,690
Series 2016-22A, Class ER, 6.333%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(10)	3,000	2,661,694
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, 5.872%, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(10)	1,950	1,682,460
Series 2019-33A, Class E, 7.071%, (3 mo. USD LIBOR + 6.80%), 10/16/32(9)(10)	950	893,656
Oaktree CLO, Ltd.
Series 2019-3A, Class D, 4.232%, (3 mo. USD LIBOR + 3.96%), 7/20/31(9)(10)	2,625	2,414,177
Series 2019-3A, Class E, 7.042%, (3 mo. USD LIBOR + 6.77%), 7/20/31(9)(10)	1,121	932,679
OHA Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 7.877%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)	3,000	2,803,744
Palmer Square CLO, Ltd.
Series 2013-2A, Class CRR, 3.473%, (3 mo. USD LIBOR + 3.20%), 10/17/31(9)(10)	2,500	2,364,491
Series 2013-2A, Class DRR, 6.123%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(10)	3,250	2,862,016
Series 2015-1A, Class DR2, 6.624%, (3 mo. USD LIBOR + 6.25%), 5/21/29(9)(10)	1,850	1,679,277
Series 2018-1A, Class C, 2.772%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(10)	3,000	2,741,426
Series 2018-1A, Class D, 5.422%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(10)	2,000	1,696,109
Series 2018-2A, Class D, 5.871%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(10)	2,000	1,758,548
Regatta XIII Funding, Ltd.
Series 2018-2A, Class C, 3.375%, (3 mo. USD LIBOR + 3.10%), 7/15/31(9)(10)	2,500	2,338,036
Series 2018-2A, Class D, 6.225%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(10)	5,000	4,192,152
Regatta XIV Funding, Ltd.
Series 2018-3A, Class D, 3.445%, (3 mo. USD LIBOR + 3.20%), 10/25/31(9)(10)	2,500	2,338,449
Series 2018-3A, Class E, 6.195%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	4,500	3,818,789
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 6.745%, (3 mo. USD LIBOR + 6.50%), 10/25/31(9)(10)	3,875	3,383,436
Southwick Park CLO, LLC
Series 2019-4A, Class D, 4.122%, (3 mo. USD LIBOR + 3.85%), 7/20/32(9)(10)	1,500	1,473,408
Series 2019-4A, Class E, 6.972%, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(10)	1,750	1,625,658
Upland CLO, Ltd.
Series 2016-1A, Class CR, 3.172%, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(10)	4,500	4,133,482
Series 2016-1A, Class DR, 6.172%, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(10)	4,625	3,877,996

Security	Principal Amount (000’s omitted)	Value
Vibrant CLO IX, Ltd.
Series 2018-9A, Class C, 3.472%, (3 mo. USD LIBOR + 3.20%), 7/20/31(9)(10)	$2,500	$2,018,562
Series 2018-9A, Class D, 6.522%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(10)	3,500	2,547,519
Vibrant CLO X, Ltd.
Series 2018-10A, Class C, 3.522%, (3 mo. USD LIBOR + 3.25%), 10/20/31(9)(10)	5,000	4,093,688
Series 2018-10A, Class D, 6.462%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(10)	5,000	3,861,278
Voya CLO, Ltd.
Series 2014-1A, Class DR2, 6.272%, (3 mo. USD LIBOR + 6.00%), 4/18/31(9)(10)	3,250	2,540,702
Series 2015-3A, Class CR, 3.422%, (3 mo. USD LIBOR + 3.15%), 10/20/31(9)(10)	2,500	2,186,395
Series 2015-3A, Class DR, 6.472%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(10)	5,500	4,500,352
Series 2016-3A, Class CR, 3.522%, (3 mo. USD LIBOR + 3.25%), 10/18/31(9)(10)	2,000	1,712,655
Series 2016-3A, Class DR, 6.352%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(10)	3,375	2,726,629
Series 2018-1A, Class C, 2.872%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(10)	5,000	4,284,748
Webster Park CLO, Ltd.
Series 2015-1A, Class CR, 3.172%, (3 mo. USD LIBOR + 2.90%), 7/20/30(9)(10)	2,000	1,843,194
Series 2015-1A, Class DR, 5.772%, (3 mo. USD LIBOR + 5.50%), 7/20/30(9)(10)	2,500	2,162,928

Total Asset-Backed Securities (identified cost $306,121,485)		$263,584,678

Common Stocks — 0.7%

Security	Shares	Value
Aerospace and Defense — 0.0%(6)
IAP Global Services, LLC(3)(11)(12)	168	$2,548,961

		$2,548,961

Automotive — 0.0%(6)
Dayco Products, LLC(11)(12)	48,926	$366,945

		$366,945

Business Equipment and Services — 0.0%(6)
Crossmark Holdings, Inc.(11)(12)	37,581	$2,160,908

		$2,160,908

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(11)(12)	454,988	$3,025,670

		$3,025,670

Electric Utilities — 0.1%
Longview Intermediate Holdings, LLC(3)(11)(12)	359,045	$2,929,810

		$2,929,810

Electronics/Electrical — 0.0%(6)
Answers Corp.(3)(11)(12)	642,963	$1,189,482

		$1,189,482

Oil and Gas — 0.3%
AFG Holdings, Inc.(3)(11)(12)	281,241	$5,523,573
Fieldwood Energy, Inc.(11)(12)	109,481	10,948
McDermott International, Inc.(11)(12)	1,382,889	4,909,256
RDV Resources, Inc., Class A(3)(11)(12)	197,614	0
Samson Resources II, LLC, Class A(3)(11)(12)	387,972	2,521,818
Sunrise Oil & Gas, Inc., Class A(11)(12)	121,973	853,811

		$13,819,406

Security	Shares	Value
Publishing — 0.1%
ION Media Networks, Inc.(3)(11)	13,247	$5,644,811
Tweddle Group, Inc.(3)(11)(12)	18,167	55,773

		$5,700,584

Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(11)(12)	482,097	$441,842
Cumulus Media, Inc., Class A(11)(12)	371,654	1,460,600
iHeartMedia, Inc., Class A(11)(12)	205,018	1,713,951

		$3,616,393

Retailers (Except Food and Drug) — 0.0%(6)
David’s Bridal, LLC(3)(11)(12)	195,511	$1,818,252

		$1,818,252

Total Common Stocks (identified cost $61,757,806)		$37,176,411

Preferred Stocks — 0.1%

Security	Shares	Value
Financial Services — 0.0%(6)
DBI Investors, Inc., Series A-1(3)(11)(12)	9,245	$742,651

		$742,651

Retailers (Except Food and Drug) — 0.1%
David’s Bridal, LLC, Series A, 8.00% (PIK)(3)(11)(12)	5,438	$435,040
David’s Bridal, LLC, Series B, 10.00% (PIK)(3)(11)(12)	22,162	1,794,236

		$2,229,276

Total Preferred Stocks (identified cost $1,794,235)		$2,971,927

Closed-End Funds — 0.6%

Security	Shares	Value
SPDR Blackstone/GSO Senior Loan ETF	803,000	$35,476,540

Total Closed-End Funds (identified cost $36,809,412)		$35,476,540

Miscellaneous — 0.0%(6)

Security	Shares	Value
Oil and Gas — 0.0%(6)
Paragon Offshore Finance Company, Class A(11)(12)	16,581	$4,974
Paragon Offshore Finance Company, Class B(11)(12)	8,290	101,553

Total Miscellaneous (identified cost $180,309)		$106,527

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(3)(11)(12)	37,742	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(13)	60,825,707	$60,819,625

Total Short-Term Investments (identified cost $60,824,091)		$60,819,625

Total Investments — 126.2% (identified cost $7,476,203,544)		$6,988,141,044

Less Unfunded Loan Commitments — (0.2)%		$(12,938,980)

Net Investments — 126.0% (identified cost $7,463,264,564)		$6,975,202,064

Other Assets, Less Liabilities — (26.0)%		$(1,437,554,054)

Net Assets — 100.0%		$5,537,648,010

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2020, the total value of unfunded loan commitments is $12,092,956.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at July 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after July 31, 2020, at which time the interest rate will be determined.

(6)	Amount is less than 0.05%.

(7)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $426,401,226 or 7.7% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Non-income producing security.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	148,980,185	EUR	132,552,680	Standard Chartered Bank	8/4/20	$—	$(7,160,332)
GBP	1,600,000	USD	2,038,320	HSBC Bank USA, N.A.	8/28/20	56,353	—
USD	958,923	GBP	743,926	HSBC Bank USA, N.A.	8/28/20	—	(15,002)
USD	31,735,583	GBP	25,921,233	State Street Bank and Trust Company	8/28/20	—	(2,199,725)
USD	963,106	GBP	769,068	State Street Bank and Trust Company	8/28/20	—	(43,734)
EUR	7,000,000	USD	8,072,876	JPMorgan Chase Bank, N.A.	8/31/20	177,468	—
USD	150,142,934	EUR	136,413,018	HSBC Bank USA, N.A.	8/31/20	—	(10,636,260)
USD	5,687,707	EUR	4,908,750	HSBC Bank USA, N.A.	8/31/20	—	(97,847)
USD	156,837,129	EUR	132,552,680	Standard Chartered Bank	9/2/20	601,179	—
USD	149,695,828	EUR	127,528,885	Goldman Sachs International	9/30/20	—	(709,591)

						$835,000	$(20,862,491)

Abbreviations:

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2020, the value of the Portfolio’s investment in affiliated funds was $60,819,625, which represents 1.1% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$79,652,699	$2,701,002,863	$(2,719,814,468)	$(16,288)	$(5,181)	$60,819,625	$1,010,973	60,825,707

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$6,396,985,598	$10,493,933	$6,407,479,531
Corporate Bonds & Notes	—	167,586,825	—	167,586,825
Asset-Backed Securities	—	263,584,678	—	263,584,678
Common Stocks	11,551,319	3,392,612	22,232,480	37,176,411
Preferred Stocks	—	—	2,971,927	2,971,927
Closed-End Funds	35,476,540	—	—	35,476,540
Miscellaneous	—	106,527	—	106,527
Warrants	—	—	0	0
Short-Term Investments	—	60,819,625	—	60,819,625
Total Investments	$47,027,859	$6,892,475,865	$35,698,340	$6,975,202,064
Forward Foreign Currency Exchange Contracts	$—	$835,000	$—	$835,000
Total	$47,027,859	$6,893,310,865	$35,698,340	$6,976,037,064

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(20,862,491)	$—	$(20,862,491)
Total	$—	$(20,862,491)	$—	$(20,862,491)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2020 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.